Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations
	Total	Less than 1 year	1 - 2 years	3 - 5 years	More than 5 years
Office lease	$90,200	90,200	$-	$-	$-
Note payable	114,700	114,700	-	-	-
Total obligations	$204,900	$204,900	$-	$-	$-